Long-term Borrowings - Senior Secured Credit Facilities (Details)	0 Months Ended		3 Months Ended	4 Months Ended	12 Months Ended			12 Months Ended		0 Months Ended		0 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended			0 Months Ended	6 Months Ended	0 Months Ended		0 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended				0 Months Ended	12 Months Ended			0 Months Ended		0 Months Ended
	Feb. 03, 2014	Feb. 03, 2014 Successor [Member] USD ($)	Sep. 30, 2014 Successor [Member]	Dec. 31, 2012 Successor [Member] USD ($)	Dec. 31, 2014 Successor [Member] USD ($)	Dec. 31, 2013 Successor [Member] USD ($)	Feb. 03, 2014 Successor [Member] USD ($)	Dec. 31, 2014 Successor [Member] Dollar Term Loan Due 2020 [Member] USD ($)	Feb. 03, 2014 Successor [Member] Dollar Term Loan Due 2020 [Member] USD ($)	Feb. 03, 2014 Successor [Member] Euro Term Loan Due 2020 [Member]	Feb. 03, 2014 Successor [Member] Euro Term Loan Due 2020 [Member] EUR (€)	Feb. 03, 2014 Successor [Member] New Dollar Term Loan [Member]	Dec. 31, 2014 Successor [Member] New Dollar Term Loan [Member]	Dec. 31, 2014 Successor [Member] New Dollar Term Loan [Member] USD ($)	Feb. 03, 2014 Successor [Member] New Dollar Term Loan [Member] Interest Rate Floor [Member]	Feb. 03, 2014 Successor [Member] New Dollar Term Loan [Member] Base Rate [Member]	Dec. 31, 2014 Successor [Member] New Dollar Term Loan [Member] Base Rate [Member]	Feb. 03, 2014 Successor [Member] New Euro Term Loan [Member]	Dec. 31, 2014 Successor [Member] New Euro Term Loan [Member]	Feb. 03, 2014 Successor [Member] Eurocurrency Rate Loans [Member] New Dollar Term Loan [Member]	Dec. 31, 2014 Successor [Member] Eurocurrency Rate Loans [Member] New Dollar Term Loan [Member]	Feb. 03, 2014 Successor [Member] Eurocurrency Rate Loans [Member] New Euro Term Loan [Member]	Dec. 31, 2014 Successor [Member] Eurocurrency Rate Loans [Member] New Euro Term Loan [Member]	Feb. 03, 2014 Successor [Member] Adjusted Euro Currency Rate [Member] Prime Rate [Member]	Feb. 03, 2014 Successor [Member] Revolving Credit Facility [Member]	Dec. 31, 2014 Successor [Member] Revolving Credit Facility [Member] USD ($)	Dec. 31, 2013 Successor [Member] Revolving Credit Facility [Member] USD ($)	Feb. 03, 2014 Successor [Member] Prior To Amendment [Member] Base Rate [Member]	Feb. 03, 2014 Successor [Member] Prior To Amendment [Member] Dollar Term Loan Due 2020 [Member] Interest Rate Floor [Member]	Feb. 03, 2014 Successor [Member] Prior To Amendment [Member] Euro Term Loan Due 2020 [Member] Interest Rate Floor [Member]	Feb. 03, 2014 Successor [Member] Prior To Amendment [Member] Euro Term Loan Due 2020 [Member] Interest Rate Floor [Member]	Feb. 03, 2014 Successor [Member] Prior To Amendment [Member] Eurocurrency Rate Loans [Member] Dollar Term Loan Due 2020 [Member] Interest Rate Floor [Member]	Dec. 31, 2014 Successor [Member] Senior Secured Credit Facilities [Member] USD ($)	Dec. 31, 2013 Successor [Member] Senior Secured Credit Facilities [Member] USD ($)	Feb. 03, 2014 Successor [Member] Senior Secured Credit Facilities [Member] USD ($)	Feb. 03, 2014 Successor [Member] Senior Secured Credit Facilities [Member] Interest Rate Floor [Member]	Feb. 03, 2014 Successor [Member] Senior Secured Credit Facilities [Member] Interest Rate Floor [Member]	Feb. 03, 2014 Successor [Member] Senior Secured Credit Facilities [Member] Base Rate [Member]	Feb. 03, 2014 Successor [Member] Senior Secured Credit Facilities [Member] Eurocurrency Rate Loans [Member] Interest Rate Floor [Member]	Feb. 03, 2014 Successor [Member] Senior Secured Credit Facilities [Member] Adjusted Euro Currency Rate [Member] Prime Rate [Member]	Feb. 03, 2014 Successor [Member] Senior Secured Credit Facilities [Member] Adjusted Euro Currency Rate [Member] Prime Rate [Member]
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount									$ 2,282,800,000		€ 397,000,000
Debt instrument, basis spread on variable rate													2.75%		1.00%	2.00%			3.00%	3.00%		3.25%						0.50%	3.50%	2.50%		1.25%				3.50%		0.50%	1.00%	2.00%
Debt instrument covenant maximum consolidated leverage ratio			4.50									4.50						4.50
Debt instrument, interest rate, effective percentage rate range, minimum																		1.00%												4.00%
Debt instrument, maturity date								Feb. 01, 2020		Feb. 01, 2020															Feb. 01, 2018
Debt instrument periodic payment principal percentage								1.00%		1.00%
Debt instrument basis spread reduced on variable rate																	0.25%				0.25%		0.25%	2.25%													3.25%				2.25%
Debt instrument, interest rate, stated percentage																															1.25%
Debt instrument, basis spread on additional variable rate																																								2.50%
Line of credit facility, maximum borrowing capacity							400,000,000.0
Proceeds from maturities, prepayments and calls of other investments (more than)		25,000,000.0
Percentage on excess cash flow for mandatory prepayments of debt		50.00%
Decrease in percentage on excess cash flow for mandatory prepayments of debt		25.00%
Percentage on first lien leverage ratio for mandatory prepayments of debt		0.00%
First lien leverage ratio upper limit		4.25
First lien leverage ratio lower limit		3.50
Repayments of debt								100,000,000						100,000,000
Gains (losses) on extinguishment of debt				0	(6,100,000)	0		(3,000,000)						(3,000,000)
Write off of deferred debt issuance cost								2,200,000
Amortization of debt discount (premium)								800,000																									3,600,000	3,000,000
Debt instrument, percent of credit facility outstanding for financial covenant to be applicable	25.00%
Debt instrument, percent of letters of credit not cash collateralized for financial covenant to be applicable	103.00%
Deferred finance costs, net																																			92,900,000
Unamortized original issue discount					18,300,000	22,700,000																													25,700,000
Amortization of financing costs																																	13,300,000	11,700,000
Line of credit facility, maximum amount outstanding during period																										0	0
Letters of credit outstanding, amount																										15,500,000	20,700,000
Line of credit facility, remaining borrowing capacity																										$ 384,500,000	$ 379,300,000